FINANCIAL RISK MANAGEMENT (Details Textual) S/ in Thousands	12 Months Ended
	Dec. 31, 2018 PEN (S/)		Dec. 31, 2017 PEN (S/)		Jan. 01, 2018 PEN (S/)
Disclosure of financial risks management [Line Items]
Regulatory capital requirement	S/ 25,063,900		S/ 21,723,000
Regulatory Capital Exceeds Minimum Regulatory Capital Required	4,658,100		3,710,300
Derivative financial assets	766,317		701,826		S/ 701,826
Derivative financial liabilities	715,804		636,762
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	15,400		12,600
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	17,100		16,300
Net impact of debit valuation and credit valuation adjustments	200		1,400
Net unrealized gain of Level 3 financial instruments	S/ 2,300		S/ 39,100
Closing foreign exchange rate	3.373		3.241
Financial assets	S/ 32,863,118	[1]	S/ 32,862,001	[1]	164,228,539
Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	1,281,500		915,600
Loans to commercial [Member]
Disclosure of financial risks management [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	136,000
Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Derivative financial assets					0
Financial assets					S/ 216,340
Financial assets impaired [member] | Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	671,600		410,700
Financial assets past due but not impaired [member] | Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	270,300		165,300
Financial assets neither past due nor impaired [member] | Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	S/ 339,600		S/ 339,600

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).